November 18, 2016

the DREYFUS Socially responsible growth FUND, inc.

Supplement to Current Statement of Additional Information

In connection with a recommendation by The Dreyfus Corporation ("Dreyfus"), the fund's investment adviser, to change the fund's investment strategy to focus on sustainable and environmental, social and governance investing, the fund's board has approved, subject to shareholder approval, (1) changes to the fund's investment strategy, including removing the current fundamental social investment policy and related fundamental social considerations, and changes to the fund's fundamental investment objective, (2) the engagement of Newton Investment Management (North America) Limited ("Newton"), an affiliate of Dreyfus, as sub-adviser for the fund and (3) a "manager of managers" arrangement for the fund, each as described in the supplement to the fund's prospectus dated as of November 18, 2016 (the "Prospectus Supplement").  The Prospectus Supplement supersedes and replaces any contrary information in the SAI.  Shareholders of record at the close of business on January 4, 2017 will be asked to vote at a special meeting of shareholders, to be held on March 9, 2017.  If approved by fund shareholders, these and other proposed changes described below will become effective on or about May 1, 2017 (the "Effective Date").  To be consistent with the proposed change to the fund's investment strategy, as of the Effective Date, the fund's name will be changed to "The Dreyfus Sustainable U.S. Equity Portfolio, Inc."  References to The Dreyfus Socially Responsible Growth Fund, Inc. throughout this SAI will be replaced with The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

In addition to the proposed changes described in the Prospectus Supplement, the fund's board has approved, subject to shareholder approval, changing or removing certain of the fund's fundamental investment restrictions to provide the fund with additional investment flexibility, to clarify and/or expand the fund's ability to enter into certain types of transactions and/or to better align the relevant fundamental investment restrictions with those of other funds in the Dreyfus Family of Funds.  These restrictions pertain to investing in commodities, real estate, oil and gas, and certain derivative instruments; selling securities short; issuer diversification; industry concentration; margin; underwriting the securities of other issuers; investing for control; investing in companies with limited operations; investing in securities where affiliated persons are involved; and investing in warrants.  The changes to, or removal of, these fundamental investment restrictions are not required to enable the fund to change its investment strategy and Newton to fully implement its investment approach for the fund.  If approved by shareholders, these proposed changes also will take effect on the Effective Date.

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As of the Effective Date, and subject to shareholder approval, as applicable, the following supersedes and replaces any contrary information in the section of the SAI entitled "Investments, Investment Techniques and Risks":

  The fund would be permitted to invest up to 20% of its net assets in the stocks of foreign companies, including up to 10% of its net assets in the securities of issuers in emerging market countries.
  The fund would be permitted to engage in foreign currency transactions.
  The fund would be permitted to invest in ETFs, ETNs and REITs.
  The fund would be permitted to use derivatives or other strategic instruments, such as options, futures and options on futures (including those relating to stocks, indices and foreign currencies), and forward contracts.  In addition, the fund would not be limited to only writing (i.e., selling) covered call option contracts on securities owned by the fund to the extent of 20% of the market value of its net assets at the time such option contracts are written and purchasing call options only to close out open positions.
  The fund would be permitted to invest in excess of 2% of its net assets in warrants.
  The fund no longer would be permitted to lend its portfolio securities.

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The fund's investment objective may be changed by the fund's board, upon 60 days' prior notice to shareholders.

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The fund's board has approved, subject to shareholder approval as described above, changes to the fund's Fundamental Policies under the headings listed below in "Investment Restrictions—Fundamental Policies":

Current Fundamental Policy	Proposed Fundamental Policy or Change
The fund may not…	The fund may not…
2. Commodities

Purchase, hold or deal in commodities or commodity contracts, in oil, gas, or other mineral exploration or development programs, or in real estate but this shall not prohibit the fund from investing, consistent with Nonfundamental Policy No. 3 below [Illiquid Investments], in securities of companies engaged in oil, gas or mineral investments or activities.  This limitation shall not prevent the fund from investing in securities issued by a REIT, provided that such trust is not permitted to invest in real estate or in interests other than mortgages or other security interests.

Invest in physical commodities or physical commodities contracts, except that the fund may purchase and sell commodity-linked or index-linked structured notes, commodity-related ETFs or ETNs, options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.

Add a separate Fundamental Policy ― see 7 below.

3. Issuer Diversification

Purchase the securities of any issuer if such purchase (1) would cause more than 5% of the value of its total assets to be invested in securities of such issuer (except securities of the U.S. Government or any instrumentality thereof) or (2) would cause the fund to hold more than 10% of the outstanding voting securities of such issuer.

With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would  cause more than 5% of the fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the fund.

4. Industry Concentration
Concentrate its investments in any particular industry or industries, except that the fund may invest up to 25% of the value of its total assets in a single industry.

Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.  Securities issued or guaranteed by governments other than the U.S. Government or by foreign supranational entities are not considered to be the securities of issuers in a single industry for purposes of this Fundamental Policy.

6. Margin and Short Sales
Purchase securities on margin, but the fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities. Sell any security short.

Change to Nonfundamental Policy:

Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, options on futures contracts, swap agreements and other derivative instruments, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this Nonfundamental Policy.

Remove Fundamental Policy.

7. Real Estate[; Oil and Gas]
See 2 above.

Purchase, hold or deal in oil, gas, or other mineral exploration or development programs, or in real estate, but this shall not prohibit the fund from investing in securities of companies engaged in oil, gas or mineral investments or activities and securities that are secured by real estate or issued by companies that invest or deal in real estate or REITs and acquiring and holding real estate or interests therein through exercising rights or remedies with regard to such securities.

8. Senior Securities
None.	Issue any senior security, except to the extent permitted under the 1940 Act.
9. Underwriting
Act as an underwriter of securities of other issuers.

Act as an underwriter of securities of other issuers, except to the extent the fund may be deemed an underwriter under the Securities Act in connection with the purchase and sale of portfolio securities.

10. Investing for Control
Invest in the securities of a company for the purpose of exercising management or control, but the fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.	Change to Nonfundamental Policy.
11. Puts and Calls

Engage in the purchase and sale of put, call, straddle, or spread options or combinations thereof, or in writing such options, except that the fund may write and sell covered call option contracts on securities owned by the fund up to, but not in excess of, 20% of the market value of its net assets at the time such option contracts are written.  The fund may also purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written.  In connection with the writing of covered call options, the fund may pledge assets to an extent not greater than 20% of the market value of its total net assets at the time such options are written.

Remove Fundamental Policy.
12. Companies with Limited Operations

Purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) if such purchase would cause the value of the fund's investments in all such companies to exceed 5% of the value of its net assets.

Remove Fundamental Policy.
13. Limit Where Affiliated Persons Involved

Purchase or retain the securities of any issuer if officers or board members of the fund or of the Manager, who own beneficially more than 0.5% of the securities of such issuer, together own beneficially more than 5% of the securities of such issuer.

Purchase from or sell to any of its officers or board members, or firms of which any of them are members, any securities (other than capital stock of the fund), but such persons or firms may act as brokers for the fund for customary commissions.

Remove Fundamental Policies.
14. Warrants

Purchase warrants in excess of 2% of its net assets.  Such warrants shall be valued at the lower of cost or market, except that warrants acquired by the fund in units or attached to securities shall be deemed to be without value, for purposes of this Fundamental Policy only.

Remove Fundamental Policy.
Other
The fund's special considerations described in the prospectus.	Remove Fundamental Policy.

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The fund's board has approved a change to the fund's Nonfundamental Policy, which does not require shareholder approval, under the heading listed below in "Investment Restrictions—Nonfundamental Policies":

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Current Nonfundamental Policy	Proposed Nonfundamental Policy
The fund may not…	The fund may not…
2. Pledging Assets
Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to effecting short sales of securities, the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with the entry into options, forward contracts, futures contracts, options on futures contracts, swap agreements and other derivative instruments.

The fund's board has approved adding a Nonfundamental Policy prohibiting the fund from operating as a fund-of-funds in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

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As of the Effective Date, and subject to shareholder approval as described above, the following supersedes and replaces any contrary information in the section of the SAI entitled "Investment Restrictions—Policies Related to Fund Names":

Fund	Investment

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	Equity securities (or derivatives or other strategic instruments with similar economic characteristics) of U.S. companies.

The fund's current policy of investing, under normal circumstances, at least 80% of its net assets in the common stocks of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America, as described in the SAI, will be removed on or about February 10, 2017 irrespective of whether shareholders approve removing the current fundamental social investment policy and related fundamental social considerations and engaging Newton to serve as the fund's sub-adviser.

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